Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

(6) Goodwill and Other Intangible Assets

        The majority of the Company's identified intangibles are in the form of amortizable core deposit premium, with the exception of $1,118,000, which represents identified intangibles in the acquisition of the rights to the insurance agency contracts of InsCorp, Inc., acquired in 2008. Information on the Company's identified intangible assets follows:

	Carrying Amount	Accumulated Amortization	Net
	(Dollars in Thousands)
December 31, 2012:
Core deposit premium	$58,675	$51,974	$6,701
Identified intangible (contract rights)	2,022	904	1,118

Total identified intangibles	$60,697	$52,878	$7,819

December 31, 2011:
Core deposit premium	$58,675	$47,632	$11,043
Identified intangible (contract rights)	1,742	595	1,147

Total identified intangibles	$60,417	$48,227	$12,190

        Amortization expense of intangible assets for the years ended December 31, 2012, 2011 and 2010, was $4,651,000, $5,293,000 and $5,284,000, respectively. Estimated amortization expense for each of the five succeeding fiscal years, and thereafter, is as follows:

        Fiscal year ending December 31:

Total
(in thousands)
2013	$4,633
2014	2,389
2015	452
2016	295
2017	25
Thereafter	25

Total	$7,819

        There were no changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011.